UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: January 31, 2018

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2018
MFS®  Lifetime®  Income Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.9%
MFS Emerging Markets Debt Fund - Class R6	776,353	$ 11,707,408
MFS Emerging Markets Debt Local Currency Fund - Class R6	783,791	5,862,759
MFS Global Bond Fund - Class R6	3,227,734	29,243,265
MFS Government Securities Fund - Class R6	6,072,739	58,480,478
MFS High Income Fund - Class R6	5,115,987	17,547,833
MFS Inflation-Adjusted Bond Fund - Class R6	5,706,801	58,494,713
MFS Limited Maturity Fund - Class R6	19,760,338	116,981,202
MFS Total Return Bond Fund - Class R6	11,026,174	116,987,701
		$ 415,305,359
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,126,627	$ 14,612,351
MFS International Growth Fund - Class R6	83,158	2,923,840
MFS International Value Fund - Class R6	65,047	2,917,337
MFS Research International Fund - Class R6	434,846	8,757,802
		$ 29,211,330
Specialty Funds – 4.0%
MFS Absolute Return Fund - Class R6	1,227,149	$ 11,694,727
MFS Commodity Strategy Fund - Class R6 (v)	956,816	5,827,009
MFS Global Real Estate Fund - Class R6	375,470	5,849,834
		$ 23,371,570
U.S. Stock Funds – 19.9%
MFS Blended Research Core Equity Fund - Class R6	397,704	$ 11,672,605
MFS Blended Research Growth Equity Fund - Class R6	808,389	11,697,388
MFS Blended Research Mid Cap Equity Fund - Class R6	1,410,395	17,446,583
MFS Blended Research Small Cap Equity Fund - Class R6	434,572	5,792,850
MFS Blended Research Value Equity Fund - Class R6	858,332	11,604,646
MFS Growth Fund - Class R6	112,280	11,713,014
MFS Mid Cap Growth Fund - Class R6	482,170	8,770,672
MFS Mid Cap Value Fund - Class R6	356,082	8,731,130
MFS New Discovery Fund - Class R6	92,522	2,910,738
MFS New Discovery Value Fund - Class R6	181,098	2,879,461
MFS Research Fund - Class R6	262,986	11,687,119
MFS Value Fund - Class R6	274,034	11,640,989
		$ 116,547,195
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.44% (v)	1,059,196	$ 1,059,090
Total Investment Companies		$585,494,544
Other Assets, Less Liabilities – (0.0)%		(5,546)
Net Assets – 100.0%		$585,488,998
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $585,494,544.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$585,494,544	$—	$—	$585,494,544
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,315,017	107,579	(195,447)	1,227,149
MFS Blended Research Core Equity Fund	493,429	28,809	(124,534)	397,704
MFS Blended Research Growth Equity Fund	1,071,292	48,409	(311,312)	808,389
MFS Blended Research International Equity Fund	1,453,500	96,603	(423,476)	1,126,627
MFS Blended Research Mid Cap Equity Fund	1,726,456	118,342	(434,403)	1,410,395
MFS Blended Research Small Cap Equity Fund	516,417	61,542	(143,387)	434,572
MFS Blended Research Value Equity Fund	1,049,010	72,298	(262,976)	858,332
MFS Commodity Strategy Fund	1,068,905	216,720	(328,809)	956,816
MFS Emerging Markets Debt Fund	840,575	73,681	(137,903)	776,353
MFS Emerging Markets Debt Local Currency Fund	896,505	103,035	(215,749)	783,791
MFS Global Bond Fund	3,609,872	255,607	(637,745)	3,227,734
MFS Global Real Estate Fund	406,034	60,490	(91,054)	375,470
MFS Government Securities Fund	6,346,796	572,113	(846,170)	6,072,739
MFS Growth Fund	150,004	9,576	(47,300)	112,280
MFS High Income Fund	5,452,644	530,833	(867,490)	5,115,987
MFS Inflation-Adjusted Bond Fund	5,988,902	613,517	(895,618)	5,706,801
MFS Institutional Money Market Portfolio	1,786,194	30,630,503	(31,357,501)	1,059,196
MFS International Growth Fund	107,844	7,431	(32,117)	83,158
MFS International Value Fund	81,337	6,103	(22,393)	65,047
MFS Limited Maturity Fund	20,914,007	1,710,359	(2,864,028)	19,760,338
MFS Mid Cap Growth Fund	592,886	67,158	(177,874)	482,170
MFS Mid Cap Value Fund	416,803	36,216	(96,937)	356,082
MFS New Discovery Fund	110,012	14,974	(32,464)	92,522
MFS New Discovery Value Fund	208,993	27,752	(55,647)	181,098
MFS Research Fund	310,425	33,047	(80,486)	262,986
MFS Research International Fund	564,476	30,336	(159,966)	434,846
MFS Total Return Bond Fund	11,715,893	929,057	(1,618,776)	11,026,174
MFS Value Fund	332,625	26,052	(84,643)	274,034
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(39,903)	$78,566	$—	$133,402	$11,694,727
MFS Blended Research Core Equity Fund	396,014	1,370,813	220,840	218,044	11,672,605
MFS Blended Research Growth Equity Fund	674,887	1,858,886	53,380	120,134	11,697,388
MFS Blended Research International Equity Fund	656,182	2,010,322	21,817	400,522	14,612,351
MFS Blended Research Mid Cap Equity Fund	580,370	1,817,033	87,744	556,703	17,446,583
MFS Blended Research Small Cap Equity Fund	171,360	393,671	6,289	210,816	5,792,850
MFS Blended Research Value Equity Fund	383,374	1,203,155	86,662	353,277	11,604,646
MFS Commodity Strategy Fund	(661,885)	994,263	—	202,120	5,827,009
MFS Emerging Markets Debt Fund	13,656	95,549	—	437,496	11,707,408
MFS Emerging Markets Debt Local Currency Fund	(198,759)	602,301	—	225,402	5,862,759
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Bond Fund	$(714,873)	$2,102,939	$—	$399,113	$29,243,265
MFS Global Real Estate Fund	3,900	178,650	79,326	183,661	5,849,834
MFS Government Securities Fund	(434,638)	(864,728)	—	1,268,527	58,480,478
MFS Growth Fund	1,895,066	679,750	306,885	—	11,713,014
MFS High Income Fund	(65,992)	(93,154)	—	714,531	17,547,833
MFS Inflation-Adjusted Bond Fund	(310,700)	(802,927)	—	1,204,283	58,494,713
MFS Institutional Money Market Portfolio	(161)	—	—	9,740	1,059,090
MFS International Growth Fund	238,882	306,607	34,799	47,582	2,923,840
MFS International Value Fund	292,856	155,493	32,309	56,998	2,917,337
MFS Limited Maturity Fund	(451,712)	(576,957)	—	1,912,320	116,981,202
MFS Mid Cap Growth Fund	921,166	292,196	548,548	184,820	8,770,672
MFS Mid Cap Value Fund	638,139	175,296	201,980	139,179	8,731,130
MFS New Discovery Fund	186,419	112,907	190,513	82,578	2,910,738
MFS New Discovery Value Fund	173,598	31,931	87,209	86,556	2,879,461
MFS Research Fund	869,372	(5,455,107)	771,960	290,710	11,687,119
MFS Research International Fund	569,569	1,074,266	—	138,521	8,757,802
MFS Total Return Bond Fund	(380,724)	5,499,669	—	2,494,479	116,987,701
MFS Value Fund	938,128	521,797	328,774	201,841	11,640,989
	$6,343,591	$13,763,187	$3,059,035	$12,273,355	$585,494,544

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2020 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 65.2%
MFS Emerging Markets Debt Fund - Class R6	617,291	$ 9,308,756
MFS Emerging Markets Debt Local Currency Fund - Class R6	753,628	5,637,141
MFS Global Bond Fund - Class R6	2,027,574	18,369,822
MFS Government Securities Fund - Class R6	3,814,405	36,732,720
MFS High Income Fund - Class R6	4,355,111	14,938,029
MFS Inflation-Adjusted Bond Fund - Class R6	3,583,875	36,734,715
MFS Limited Maturity Fund - Class R6	9,104,781	53,900,301
MFS Total Return Bond Fund - Class R6	6,001,731	63,678,367
		$ 239,299,851
International Stock Funds – 6.6%
MFS Blended Research International Equity Fund - Class R6	934,458	$ 12,119,915
MFS International Growth Fund - Class R6	80,078	2,815,547
MFS International Value Fund - Class R6	62,754	2,814,520
MFS Research International Fund - Class R6	322,120	6,487,499
		$ 24,237,481
Specialty Funds – 4.0%
MFS Absolute Return Fund - Class R6	770,975	$ 7,347,396
MFS Commodity Strategy Fund - Class R6 (v)	602,720	3,670,563
MFS Global Real Estate Fund - Class R6	235,493	3,668,979
		$ 14,686,938
U.S. Stock Funds – 24.3%
MFS Blended Research Core Equity Fund - Class R6	316,949	$ 9,302,442
MFS Blended Research Growth Equity Fund - Class R6	643,164	9,306,585
MFS Blended Research Mid Cap Equity Fund - Class R6	1,046,566	12,946,022
MFS Blended Research Small Cap Equity Fund - Class R6	273,529	3,646,141
MFS Blended Research Value Equity Fund - Class R6	685,656	9,270,071
MFS Growth Fund - Class R6	89,280	9,313,728
MFS Mid Cap Growth Fund - Class R6	356,806	6,490,296
MFS Mid Cap Value Fund - Class R6	264,109	6,475,939
MFS New Discovery Fund - Class R6	58,250	1,832,553
MFS New Discovery Value Fund - Class R6	114,012	1,812,797
MFS Research Fund - Class R6	209,352	9,303,613
MFS Value Fund - Class R6	218,937	9,300,433
		$ 89,000,620
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.44% (v)	2	$ 2
Total Investment Companies		$367,224,892
Other Assets, Less Liabilities – (0.1)%		(437,764)
Net Assets – 100.0%		$366,787,128
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $367,224,892.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$367,224,892	$—	$—	$367,224,892
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	836,418	111,047	(176,490)	770,975
MFS Blended Research Core Equity Fund	418,407	42,578	(144,036)	316,949
MFS Blended Research Growth Equity Fund	904,064	90,304	(351,204)	643,164
MFS Blended Research International Equity Fund	1,283,712	155,442	(504,696)	934,458
MFS Blended Research Mid Cap Equity Fund	1,340,986	174,615	(469,035)	1,046,566
MFS Blended Research Small Cap Equity Fund	324,508	73,678	(124,657)	273,529
MFS Blended Research Value Equity Fund	892,942	104,342	(311,628)	685,656
MFS Commodity Strategy Fund	687,741	176,251	(261,272)	602,720
MFS Emerging Markets Debt Fund	715,860	85,500	(184,069)	617,291
MFS Emerging Markets Debt Local Currency Fund	961,180	140,808	(348,360)	753,628
MFS Global Bond Fund	2,293,626	282,962	(549,014)	2,027,574
MFS Global Real Estate Fund	261,315	51,230	(77,052)	235,493
MFS Government Securities Fund	4,042,374	584,637	(812,606)	3,814,405
MFS Growth Fund	126,238	16,166	(53,124)	89,280
MFS High Income Fund	5,027,838	631,520	(1,304,247)	4,355,111
MFS Inflation-Adjusted Bond Fund	3,809,098	602,019	(827,242)	3,583,875
MFS Institutional Money Market Portfolio	201	5,476,320	(5,476,519)	2
MFS International Growth Fund	113,332	11,689	(44,943)	80,078
MFS International Value Fund	86,054	9,660	(32,960)	62,754
MFS Limited Maturity Fund	8,754,641	1,993,147	(1,643,007)	9,104,781
MFS Mid Cap Growth Fund	457,077	81,191	(181,462)	356,806
MFS Mid Cap Value Fund	324,568	47,558	(108,017)	264,109
MFS New Discovery Fund	69,132	16,151	(27,033)	58,250
MFS New Discovery Value Fund	132,309	29,852	(48,149)	114,012
MFS Research Fund	262,821	41,545	(95,014)	209,352
MFS Research International Fund	433,560	46,962	(158,402)	322,120
MFS Total Return Bond Fund	6,178,364	1,031,558	(1,208,191)	6,001,731
MFS Value Fund	281,797	35,082	(97,942)	218,937
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(36,023)	$55,113	$—	$86,337	$7,347,396
MFS Blended Research Core Equity Fund	434,143	1,045,653	190,600	188,185	9,302,442
MFS Blended Research Growth Equity Fund	712,796	1,419,157	45,932	103,374	9,306,585
MFS Blended Research International Equity Fund	738,456	1,596,382	19,708	361,809	12,119,915
MFS Blended Research Mid Cap Equity Fund	557,032	1,303,094	70,048	444,423	12,946,022
MFS Blended Research Small Cap Equity Fund	114,611	250,888	4,238	142,045	3,646,141
MFS Blended Research Value Equity Fund	431,517	905,624	74,591	304,069	9,270,071
MFS Commodity Strategy Fund	(698,723)	911,806	—	135,772	3,670,563
MFS Emerging Markets Debt Fund	24,899	69,423	—	371,570	9,308,756
MFS Emerging Markets Debt Local Currency Fund	(321,181)	729,028	—	236,053	5,637,141
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Bond Fund	$(617,751)	$1,499,625	$—	$259,549	$18,369,822
MFS Global Real Estate Fund	35,990	77,709	53,389	123,609	3,668,979
MFS Government Securities Fund	(370,897)	(469,389)	—	824,900	36,732,720
MFS Growth Fund	1,995,787	157,365	263,963	—	9,313,728
MFS High Income Fund	(133,748)	(9,218)	—	654,050	14,938,029
MFS Inflation-Adjusted Bond Fund	(306,022)	(411,618)	—	788,047	36,734,715
MFS Institutional Money Market Portfolio	(88)	—	—	266	2
MFS International Growth Fund	592,140	(25,363)	36,706	50,191	2,815,547
MFS International Value Fund	589,680	(123,965)	34,052	60,071	2,814,520
MFS Limited Maturity Fund	(244,910)	(249,233)	—	869,960	53,900,301
MFS Mid Cap Growth Fund	1,003,282	(81,801)	438,705	147,811	6,490,296
MFS Mid Cap Value Fund	763,165	(135,282)	161,267	111,125	6,475,939
MFS New Discovery Fund	191,766	(2,355)	128,916	55,879	1,832,553
MFS New Discovery Value Fund	114,546	20,119	57,894	57,620	1,812,797
MFS Research Fund	1,124,140	(170,148)	664,003	250,056	9,303,613
MFS Research International Fund	563,233	708,936	—	110,572	6,487,499
MFS Total Return Bond Fund	(257,576)	(106,511)	—	1,374,685	63,678,367
MFS Value Fund	1,092,443	124,706	284,118	173,408	9,300,433
	$8,092,707	$9,089,745	$2,528,130	$8,285,436	$367,224,892

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 49.2%
MFS Emerging Markets Debt Fund - Class R6	466,022	$ 7,027,614
MFS Emerging Markets Debt Local Currency Fund - Class R6	628,020	4,697,587
MFS Global Bond Fund - Class R6	1,290,223	11,689,420
MFS Government Securities Fund - Class R6	2,426,266	23,364,942
MFS High Income Fund - Class R6	3,407,680	11,688,343
MFS Inflation-Adjusted Bond Fund - Class R6	1,915,127	19,630,053
MFS Limited Maturity Fund - Class R6	1,841,626	10,902,428
MFS Total Return Bond Fund - Class R6	2,481,351	26,327,130
		$ 115,327,517
International Stock Funds – 10.6%
MFS Blended Research International Equity Fund - Class R6	913,726	$ 11,851,023
MFS International Growth Fund - Class R6	84,136	2,958,213
MFS International New Discovery Fund - Class R6	33,721	1,258,822
MFS International Value Fund - Class R6	65,875	2,954,510
MFS Research International Fund - Class R6	293,282	5,906,697
		$ 24,929,265
Specialty Funds – 5.0%
MFS Absolute Return Fund - Class R6	359,525	$ 3,426,272
MFS Commodity Strategy Fund - Class R6 (v)	792,392	4,825,668
MFS Global Real Estate Fund - Class R6	230,687	3,594,104
		$ 11,846,044
U.S. Stock Funds – 34.9%
MFS Blended Research Core Equity Fund - Class R6	280,916	$ 8,244,878
MFS Blended Research Growth Equity Fund - Class R6	574,763	8,316,824
MFS Blended Research Mid Cap Equity Fund - Class R6	1,053,347	13,029,898
MFS Blended Research Small Cap Equity Fund - Class R6	220,683	2,941,700
MFS Blended Research Value Equity Fund - Class R6	607,735	8,216,576
MFS Growth Fund - Class R6	80,882	8,437,645
MFS Mid Cap Growth Fund - Class R6	363,984	6,620,870
MFS Mid Cap Value Fund - Class R6	265,881	6,519,400
MFS New Discovery Fund - Class R6	46,845	1,473,751
MFS New Discovery Value Fund - Class R6	92,419	1,469,467
MFS Research Fund - Class R6	185,582	8,247,268
MFS Value Fund - Class R6	193,821	8,233,526
		$ 81,751,803
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.44% (v)	741,591	$ 741,516
Total Investment Companies		$234,596,145
Other Assets, Less Liabilities – (0.0)%		(33,278)
Net Assets – 100.0%		$234,562,867
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $234,596,145.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$234,596,145	$—	$—	$234,596,145
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	311,000	158,985	(110,460)	359,525
MFS Blended Research Core Equity Fund	329,963	62,955	(112,002)	280,916
MFS Blended Research Growth Equity Fund	717,637	124,017	(266,891)	574,763
MFS Blended Research International Equity Fund	1,139,413	209,717	(435,404)	913,726
MFS Blended Research Mid Cap Equity Fund	1,268,205	233,965	(448,823)	1,053,347
MFS Blended Research Small Cap Equity Fund	252,821	67,563	(99,701)	220,683
MFS Blended Research Value Equity Fund	699,544	153,114	(244,923)	607,735
MFS Commodity Strategy Fund	917,032	281,465	(406,105)	792,392
MFS Emerging Markets Debt Fund	456,149	164,060	(154,187)	466,022
MFS Emerging Markets Debt Local Currency Fund	649,465	213,686	(235,131)	628,020
MFS Global Bond Fund	1,306,740	432,972	(449,489)	1,290,223
MFS Global Real Estate Fund	248,590	72,761	(90,664)	230,687
MFS Government Securities Fund	2,293,692	919,906	(787,332)	2,426,266
MFS Growth Fund	100,712	21,124	(40,954)	80,882
MFS High Income Fund	3,286,380	1,255,412	(1,134,112)	3,407,680
MFS Inflation-Adjusted Bond Fund	1,714,627	815,590	(615,090)	1,915,127
MFS Institutional Money Market Portfolio	722,737	17,648,450	(17,629,596)	741,591
MFS International Growth Fund	105,754	18,902	(40,520)	84,136
MFS International New Discovery Fund	50,516	4,674	(21,469)	33,721
MFS International Value Fund	79,623	15,767	(29,515)	65,875
MFS Limited Maturity Fund	1,170,362	1,177,202	(505,938)	1,841,626
MFS Mid Cap Growth Fund	438,215	101,978	(176,209)	363,984
MFS Mid Cap Value Fund	305,541	65,323	(104,983)	265,881
MFS New Discovery Fund	54,012	14,383	(21,550)	46,845
MFS New Discovery Value Fund	101,888	29,709	(39,178)	92,419
MFS Research Fund	207,926	53,272	(75,616)	185,582
MFS Research International Fund	369,124	61,133	(136,975)	293,282
MFS Total Return Bond Fund	2,152,136	1,093,312	(764,097)	2,481,351
MFS Value Fund	222,307	47,375	(75,861)	193,821
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(16,737)	$16,190	$—	$37,248	$3,426,272
MFS Blended Research Core Equity Fund	200,619	1,038,931	177,720	175,469	8,244,878
MFS Blended Research Growth Equity Fund	389,112	1,411,043	43,137	97,083	8,316,824
MFS Blended Research International Equity Fund	417,064	1,699,346	20,265	372,028	11,851,023
MFS Blended Research Mid Cap Equity Fund	378,823	1,423,424	75,145	476,762	13,029,898
MFS Blended Research Small Cap Equity Fund	65,293	220,698	3,641	122,048	2,941,700
MFS Blended Research Value Equity Fund	188,838	934,602	69,842	284,710	8,216,576
MFS Commodity Strategy Fund	(571,022)	842,031	—	194,074	4,825,668
MFS Emerging Markets Debt Fund	(26,380)	84,626	—	261,149	7,027,614
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Local Currency Fund	$(204,332)	$508,447	$—	$180,225	$4,697,587
MFS Global Bond Fund	(182,973)	702,824	—	158,703	11,689,420
MFS Global Real Estate Fund	(14,724)	115,291	56,002	129,661	3,594,104
MFS Government Securities Fund	(343,507)	(192,208)	—	504,274	23,364,942
MFS Growth Fund	443,967	1,352,820	248,221	—	8,437,645
MFS High Income Fund	(150,290)	33,975	—	473,990	11,688,343
MFS Inflation-Adjusted Bond Fund	(156,465)	(211,315)	—	405,162	19,630,053
MFS Institutional Money Market Portfolio	136	(72)	—	6,289	741,516
MFS International Growth Fund	143,335	402,435	40,360	55,185	2,958,213
MFS International New Discovery Fund	113,209	131,900	21,036	23,427	1,258,822
MFS International Value Fund	101,334	345,152	37,441	66,050	2,954,510
MFS Limited Maturity Fund	(26,970)	(74,307)	—	153,001	10,902,428
MFS Mid Cap Growth Fund	118,549	727,376	470,678	158,584	6,620,870
MFS Mid Cap Value Fund	127,821	478,236	172,854	119,109	6,519,400
MFS New Discovery Fund	31,753	108,346	110,972	48,101	1,473,751
MFS New Discovery Value Fund	32,603	74,864	47,631	47,829	1,469,467
MFS Research Fund	45,916	682,905	622,956	234,596	8,247,268
MFS Research International Fund	240,737	866,370	—	106,512	5,906,697
MFS Total Return Bond Fund	(157,964)	(17,236)	—	532,512	26,327,130
MFS Value Fund	121,265	883,940	265,932	153,681	8,233,526
	$1,309,010	$14,590,634	$2,483,833	$5,577,462	$234,596,145

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2030 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 28.9%
MFS Emerging Markets Debt Fund - Class R6	1,123,922	$ 16,948,754
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,525,961	11,414,189
MFS Global Bond Fund - Class R6	2,116,575	19,176,170
MFS Government Securities Fund - Class R6	2,682,881	25,836,142
MFS High Income Fund - Class R6	8,219,305	28,192,215
MFS Inflation-Adjusted Bond Fund - Class R6	3,249,015	33,302,407
MFS Total Return Bond Fund - Class R6	2,808,909	29,802,521
		$ 164,672,398
International Stock Funds – 16.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	96,864	$ 1,554,668
MFS Blended Research International Equity Fund - Class R6	3,242,255	42,052,050
MFS Emerging Markets Equity Fund - Class R6	38,899	1,548,935
MFS International Growth Fund - Class R6	329,811	11,596,169
MFS International New Discovery Fund - Class R6	234,856	8,767,170
MFS International Value Fund - Class R6	258,043	11,573,216
MFS Research International Fund - Class R6	925,344	18,636,435
		$ 95,728,643
Specialty Funds – 7.1%
MFS Absolute Return Fund - Class R6	592,106	$ 5,642,772
MFS Commodity Strategy Fund - Class R6 (v)	3,299,078	20,091,382
MFS Global Real Estate Fund - Class R6	920,591	14,342,807
		$ 40,076,961
U.S. Stock Funds – 47.1%
MFS Blended Research Core Equity Fund - Class R6	778,722	$ 22,855,479
MFS Blended Research Growth Equity Fund - Class R6	1,908,390	27,614,406
MFS Blended Research Mid Cap Equity Fund - Class R6	3,708,493	45,874,061
MFS Blended Research Small Cap Equity Fund - Class R6	748,968	9,983,737
MFS Blended Research Value Equity Fund - Class R6	2,020,277	27,314,150
MFS Growth Fund - Class R6	266,725	27,824,744
MFS Mid Cap Growth Fund - Class R6	1,276,024	23,210,881
MFS Mid Cap Value Fund - Class R6	934,713	22,919,151
MFS New Discovery Fund - Class R6	159,776	5,026,550
MFS New Discovery Value Fund - Class R6	311,122	4,946,845
MFS Research Fund - Class R6	514,556	22,866,850
MFS Value Fund - Class R6	645,498	27,420,761
		$ 267,857,615
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.44% (v)	706,284	$ 706,213
Total Investment Companies		$569,041,830
Other Assets, Less Liabilities – (0.0)%		(89,138)
Net Assets – 100.0%		$568,952,692
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $569,041,830.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$569,041,830	$—	$—	$569,041,830
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	553,645	108,865	(70,404)	592,106
MFS Blended Research Core Equity Fund	826,714	83,329	(131,321)	778,722
MFS Blended Research Emerging Markets Equity Fund	141,513	10,770	(55,419)	96,864
MFS Blended Research Growth Equity Fund	2,247,749	117,549	(456,908)	1,908,390
MFS Blended Research International Equity Fund	3,725,511	339,816	(823,072)	3,242,255
MFS Blended Research Mid Cap Equity Fund	4,041,959	363,220	(696,686)	3,708,493
MFS Blended Research Small Cap Equity Fund	794,432	116,909	(162,373)	748,968
MFS Blended Research Value Equity Fund	2,217,436	214,252	(411,411)	2,020,277
MFS Commodity Strategy Fund	3,350,639	735,339	(786,900)	3,299,078
MFS Emerging Markets Debt Fund	1,056,357	215,397	(147,832)	1,123,922
MFS Emerging Markets Debt Local Currency Fund	1,504,473	291,660	(270,172)	1,525,961
MFS Emerging Markets Equity Fund	58,221	1,962	(21,284)	38,899
MFS Global Bond Fund	1,790,259	561,750	(235,434)	2,116,575
MFS Global Real Estate Fund	929,335	155,174	(163,918)	920,591
MFS Government Securities Fund	1,688,035	1,224,716	(229,870)	2,682,881
MFS Growth Fund	314,560	24,076	(71,911)	266,725
MFS High Income Fund	7,607,131	1,670,436	(1,058,262)	8,219,305
MFS Inflation-Adjusted Bond Fund	2,837,811	797,926	(386,722)	3,249,015
MFS Institutional Money Market Portfolio	918,319	20,500,278	(20,712,313)	706,284
MFS International Growth Fund	391,925	25,951	(88,065)	329,811
MFS International New Discovery Fund	282,595	17,282	(65,021)	234,856
MFS International Value Fund	296,088	21,973	(60,018)	258,043
MFS Mid Cap Growth Fund	1,379,059	184,079	(287,114)	1,276,024
MFS Mid Cap Value Fund	977,854	121,440	(164,581)	934,713
MFS New Discovery Fund	169,225	25,387	(34,836)	159,776
MFS New Discovery Value Fund	323,801	53,585	(66,264)	311,122
MFS Research Fund	519,140	81,279	(85,863)	514,556
MFS Research International Fund	1,044,569	78,045	(197,270)	925,344
MFS Total Return Bond Fund	2,257,552	840,754	(289,397)	2,808,909
MFS Value Fund	699,801	72,073	(126,376)	645,498
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(13,416)	$23,826	$—	$61,298	$5,642,772
MFS Blended Research Core Equity Fund	251,528	2,974,267	422,328	416,979	22,855,479
MFS Blended Research Emerging Markets Equity Fund	130,186	264,362	13,253	62,844	1,554,668
MFS Blended Research Growth Equity Fund	960,044	4,723,459	125,316	282,032	27,614,406
MFS Blended Research International Equity Fund	1,013,895	6,222,283	61,920	1,136,735	42,052,050
MFS Blended Research Mid Cap Equity Fund	670,371	5,256,495	228,675	1,450,856	45,874,061
MFS Blended Research Small Cap Equity Fund	120,294	797,594	10,810	362,354	9,983,737
MFS Blended Research Value Equity Fund	419,230	3,105,323	202,162	824,114	27,314,150
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(2,065,050)	$3,177,032	$—	$682,306	$20,091,382
MFS Emerging Markets Debt Fund	(11,203)	152,488	—	592,597	16,948,754
MFS Emerging Markets Debt Local Currency Fund	(251,654)	993,444	—	408,662	11,414,189
MFS Emerging Markets Equity Fund	193,605	228,585	—	6,084	1,548,935
MFS Global Bond Fund	(111,593)	890,299	—	227,941	19,176,170
MFS Global Real Estate Fund	19,640	378,530	195,742	453,197	14,342,807
MFS Government Securities Fund	(111,030)	(434,897)	—	443,929	25,836,142
MFS Growth Fund	2,227,405	3,534,189	720,132	—	27,824,744
MFS High Income Fund	(139,162)	(117,609)	—	1,074,661	28,192,215
MFS Inflation-Adjusted Bond Fund	(124,351)	(464,940)	—	644,402	33,302,407
MFS Institutional Money Market Portfolio	(100)	—	—	6,687	706,213
MFS International Growth Fund	527,827	1,539,957	137,404	187,880	11,596,169
MFS International New Discovery Fund	357,113	1,155,132	123,618	137,671	8,767,170
MFS International Value Fund	615,995	1,082,928	127,338	224,640	11,573,216
MFS Mid Cap Growth Fund	543,129	2,420,801	1,414,413	476,553	23,210,881
MFS Mid Cap Value Fund	327,760	1,679,772	525,239	361,929	22,919,151
MFS New Discovery Fund	97,643	381,635	324,542	140,673	5,026,550
MFS New Discovery Value Fund	82,731	253,455	144,420	143,975	4,946,845
MFS Research Fund	15,421	2,007,613	1,487,635	560,223	22,866,850
MFS Research International Fund	473,119	2,798,900	—	288,436	18,636,435
MFS Total Return Bond Fund	(72,897)	(128,902)	—	555,925	29,802,521
MFS Value Fund	635,287	2,590,607	769,404	457,709	27,420,761
	$6,781,767	$47,486,628	$7,034,351	$12,673,292	$569,041,830

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2035 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 16.0%
MFS Emerging Markets Debt Fund - Class R6	328,542	$ 4,954,411
MFS Emerging Markets Debt Local Currency Fund - Class R6	443,097	3,314,367
MFS Global Bond Fund - Class R6	363,863	3,296,598
MFS High Income Fund - Class R6	2,402,400	8,240,232
MFS Inflation-Adjusted Bond Fund - Class R6	950,163	9,739,173
MFS Total Return Bond Fund - Class R6	607,488	6,445,448
		$ 35,990,229
International Stock Funds – 22.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	89,237	$ 1,432,254
MFS Blended Research International Equity Fund - Class R6	1,582,376	20,523,419
MFS Emerging Markets Equity Fund - Class R6	35,813	1,426,084
MFS International Growth Fund - Class R6	176,416	6,202,801
MFS International New Discovery Fund - Class R6	152,071	5,676,799
MFS International Value Fund - Class R6	138,069	6,192,402
MFS Research International Fund - Class R6	403,611	8,128,720
		$ 49,582,479
Specialty Funds – 8.5%
MFS Absolute Return Fund - Class R6	172,857	$ 1,647,327
MFS Commodity Strategy Fund - Class R6 (v)	1,571,545	9,570,710
MFS Global Real Estate Fund - Class R6	511,894	7,975,307
		$ 19,193,344
U.S. Stock Funds – 53.2%
MFS Blended Research Core Equity Fund - Class R6	305,012	$ 8,952,093
MFS Blended Research Growth Equity Fund - Class R6	872,946	12,631,527
MFS Blended Research Mid Cap Equity Fund - Class R6	1,673,148	20,696,837
MFS Blended Research Small Cap Equity Fund - Class R6	356,713	4,754,991
MFS Blended Research Value Equity Fund - Class R6	929,954	12,572,977
MFS Growth Fund - Class R6	122,558	12,785,309
MFS Mid Cap Growth Fund - Class R6	571,037	10,387,166
MFS Mid Cap Value Fund - Class R6	422,338	10,355,724
MFS New Discovery Fund - Class R6	75,702	2,381,571
MFS New Discovery Value Fund - Class R6	149,513	2,377,262
MFS Research Fund - Class R6	201,470	8,953,319
MFS Value Fund - Class R6	296,386	12,590,489
		$ 119,439,265
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.44% (v)	375,716	$ 375,678
Total Investment Companies		$224,580,995
Other Assets, Less Liabilities – (0.0)%		(26,005)
Net Assets – 100.0%		$224,554,990
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $224,580,995.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$224,580,995	$—	$—	$224,580,995
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	138,050	74,230	(39,423)	172,857
MFS Blended Research Core Equity Fund	312,895	72,567	(80,450)	305,012
MFS Blended Research Emerging Markets Equity Fund	105,206	23,269	(39,238)	89,237
MFS Blended Research Growth Equity Fund	959,128	182,016	(268,198)	872,946
MFS Blended Research International Equity Fund	1,720,509	381,793	(519,926)	1,582,376
MFS Blended Research Mid Cap Equity Fund	1,705,133	421,819	(453,804)	1,673,148
MFS Blended Research Small Cap Equity Fund	354,264	113,197	(110,748)	356,713
MFS Blended Research Value Equity Fund	946,006	239,308	(255,360)	929,954
MFS Commodity Strategy Fund	1,499,215	621,730	(549,400)	1,571,545
MFS Emerging Markets Debt Fund	263,933	142,061	(77,452)	328,542
MFS Emerging Markets Debt Local Currency Fund	376,218	185,611	(118,732)	443,097
MFS Emerging Markets Equity Fund	43,163	7,765	(15,115)	35,813
MFS Global Bond Fund	302,841	150,574	(89,552)	363,863
MFS Global Real Estate Fund	482,416	175,215	(145,737)	511,894
MFS Growth Fund	133,990	27,986	(39,418)	122,558
MFS High Income Fund	1,898,966	1,060,638	(557,204)	2,402,400
MFS Inflation-Adjusted Bond Fund	792,242	395,947	(238,026)	950,163
MFS Institutional Money Market Portfolio	465,304	12,935,994	(13,025,582)	375,716
MFS International Growth Fund	194,265	43,951	(61,800)	176,416
MFS International New Discovery Fund	170,501	34,256	(52,686)	152,071
MFS International Value Fund	146,026	36,433	(44,390)	138,069
MFS Mid Cap Growth Fund	583,960	157,066	(169,989)	571,037
MFS Mid Cap Value Fund	412,647	122,238	(112,547)	422,338
MFS New Discovery Fund	75,453	23,265	(23,016)	75,702
MFS New Discovery Value Fund	143,964	50,582	(45,033)	149,513
MFS Research Fund	196,637	57,527	(52,694)	201,470
MFS Research International Fund	437,482	97,311	(131,182)	403,611
MFS Total Return Bond Fund	529,183	227,872	(149,567)	607,488
MFS Value Fund	298,766	79,034	(81,414)	296,386
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,404)	$4,862	$—	$17,251	$1,647,327
MFS Blended Research Core Equity Fund	93,897	1,180,206	180,155	177,875	8,952,093
MFS Blended Research Emerging Markets Equity Fund	44,998	280,405	12,932	61,320	1,432,254
MFS Blended Research Growth Equity Fund	291,181	2,312,836	62,362	140,349	12,631,527
MFS Blended Research International Equity Fund	288,587	3,165,696	32,890	603,793	20,523,419
MFS Blended Research Mid Cap Equity Fund	198,254	2,440,917	111,687	708,685	20,696,837
MFS Blended Research Small Cap Equity Fund	39,783	392,363	5,559	186,331	4,754,991
MFS Blended Research Value Equity Fund	140,948	1,475,329	100,481	409,613	12,572,977
MFS Commodity Strategy Fund	(735,933)	1,264,479	—	352,937	9,570,710
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Fund	$(4,215)	$40,140	$—	$166,003	$4,954,411
MFS Emerging Markets Debt Local Currency Fund	(80,711)	281,854	—	114,960	3,314,367
MFS Emerging Markets Equity Fund	63,870	295,178	—	5,917	1,426,084
MFS Global Bond Fund	(16,126)	149,928	—	40,331	3,296,598
MFS Global Real Estate Fund	(66,068)	262,407	116,381	269,454	7,975,307
MFS Growth Fund	236,840	2,359,747	358,808	—	12,785,309
MFS High Income Fund	(55,116)	(24,506)	—	301,308	8,240,232
MFS Inflation-Adjusted Bond Fund	(55,695)	(116,212)	—	192,214	9,739,173
MFS Institutional Money Market Portfolio	19	(43)	—	3,441	375,678
MFS International Growth Fund	139,652	931,837	79,221	108,323	6,202,801
MFS International New Discovery Fund	144,803	818,403	86,653	96,505	5,676,799
MFS International Value Fund	84,868	792,362	73,432	129,544	6,192,402
MFS Mid Cap Growth Fund	(12,212)	1,255,731	692,462	233,309	10,387,166
MFS Mid Cap Value Fund	49,035	841,336	256,580	176,802	10,355,724
MFS New Discovery Fund	9,469	205,605	167,042	72,404	2,381,571
MFS New Discovery Value Fund	21,862	139,797	71,727	72,041	2,377,262
MFS Research Fund	(29,716)	778,949	635,031	239,144	8,953,319
MFS Research International Fund	161,184	1,261,495	—	136,953	8,128,720
MFS Total Return Bond Fund	(35,385)	(6,163)	—	129,080	6,445,448
MFS Value Fund	65,732	1,384,066	382,667	218,076	12,590,489
	$978,401	$24,169,004	$3,426,070	$5,363,963	$224,580,995

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2040 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 8.5%
MFS Emerging Markets Debt Fund - Class R6	200,818	$ 3,028,332
MFS Emerging Markets Debt Local Currency Fund - Class R6	271,742	2,032,627
MFS Global Bond Fund - Class R6	222,881	2,019,306
MFS High Income Fund - Class R6	1,468,038	5,035,372
MFS Inflation-Adjusted Bond Fund - Class R6	1,304,906	13,375,287
MFS Total Return Bond Fund - Class R6	1,070,858	11,361,799
		$ 36,852,723
International Stock Funds – 26.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	240,911	$ 3,866,617
MFS Blended Research International Equity Fund - Class R6	3,499,416	45,387,427
MFS Emerging Markets Equity Fund - Class R6	96,928	3,859,664
MFS International Growth Fund - Class R6	404,286	14,214,696
MFS International New Discovery Fund - Class R6	411,829	15,373,600
MFS International Value Fund - Class R6	316,504	14,195,191
MFS Research International Fund - Class R6	838,570	16,888,812
		$ 113,786,007
Specialty Funds – 9.5%
MFS Absolute Return Fund - Class R6	105,691	$ 1,007,235
MFS Commodity Strategy Fund - Class R6 (v)	3,401,168	20,713,114
MFS Global Real Estate Fund - Class R6	1,265,305	19,713,450
		$ 41,433,799
U.S. Stock Funds – 55.9%
MFS Blended Research Core Equity Fund - Class R6	593,205	$ 17,410,574
MFS Blended Research Growth Equity Fund - Class R6	1,774,759	25,680,768
MFS Blended Research Mid Cap Equity Fund - Class R6	3,420,638	42,313,296
MFS Blended Research Small Cap Equity Fund - Class R6	771,656	10,286,176
MFS Blended Research Value Equity Fund - Class R6	1,884,981	25,484,939
MFS Growth Fund - Class R6	247,199	25,787,833
MFS Mid Cap Growth Fund - Class R6	1,172,377	21,325,532
MFS Mid Cap Value Fund - Class R6	863,810	21,180,623
MFS New Discovery Fund - Class R6	164,325	5,169,649
MFS New Discovery Value Fund - Class R6	321,882	5,117,920
MFS Research Fund - Class R6	391,904	17,416,193
MFS Value Fund - Class R6	602,303	25,585,829
		$ 242,759,332
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.44% (v)	2	$ 2
Total Investment Companies		$434,831,863
Other Assets, Less Liabilities – (0.1)%		(241,766)
Net Assets – 100.0%		$434,590,097
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $434,831,863.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$434,831,863	$—	$—	$434,831,863
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	66,853	51,988	(13,150)	105,691
MFS Blended Research Core Equity Fund	634,453	76,027	(117,275)	593,205
MFS Blended Research Emerging Markets Equity Fund	292,377	38,236	(89,702)	240,911
MFS Blended Research Growth Equity Fund	2,038,067	149,430	(412,738)	1,774,759
MFS Blended Research International Equity Fund	3,938,514	434,333	(873,431)	3,499,416
MFS Blended Research Mid Cap Equity Fund	3,644,888	467,093	(691,343)	3,420,638
MFS Blended Research Small Cap Equity Fund	801,303	151,497	(181,144)	771,656
MFS Blended Research Value Equity Fund	2,002,659	300,582	(418,260)	1,884,981
MFS Commodity Strategy Fund	3,375,864	931,260	(905,956)	3,401,168
MFS Emerging Markets Debt Fund	127,715	99,176	(26,073)	200,818
MFS Emerging Markets Debt Local Currency Fund	181,826	130,281	(40,365)	271,742
MFS Emerging Markets Equity Fund	120,230	10,500	(33,802)	96,928
MFS Global Bond Fund	146,695	106,413	(30,227)	222,881
MFS Global Real Estate Fund	1,241,893	283,853	(260,441)	1,265,305
MFS Growth Fund	285,058	26,515	(64,374)	247,199
MFS High Income Fund	920,162	739,330	(191,454)	1,468,038
MFS Inflation-Adjusted Bond Fund	1,118,828	402,702	(216,624)	1,304,906
MFS Institutional Money Market Portfolio	169	4,355,545	(4,355,712)	2
MFS International Growth Fund	460,849	45,766	(102,329)	404,286
MFS International New Discovery Fund	475,743	43,005	(106,919)	411,829
MFS International Value Fund	348,111	40,419	(72,026)	316,504
MFS Mid Cap Growth Fund	1,245,241	196,451	(269,315)	1,172,377
MFS Mid Cap Value Fund	881,406	158,216	(175,812)	863,810
MFS New Discovery Fund	170,893	30,989	(37,557)	164,325
MFS New Discovery Value Fund	326,038	74,639	(78,795)	321,882
MFS Research Fund	398,651	67,840	(74,587)	391,904
MFS Research International Fund	941,891	93,454	(196,775)	838,570
MFS Total Return Bond Fund	975,357	276,274	(180,773)	1,070,858
MFS Value Fund	632,758	92,555	(123,010)	602,303
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,157)	$713	$—	$9,627	$1,007,235
MFS Blended Research Core Equity Fund	232,437	2,253,921	327,846	323,694	17,410,574
MFS Blended Research Emerging Markets Equity Fund	158,774	736,239	32,619	154,678	3,866,617
MFS Blended Research Growth Equity Fund	813,853	4,465,121	117,933	265,415	25,680,768
MFS Blended Research International Equity Fund	953,140	6,803,898	68,038	1,249,036	45,387,427
MFS Blended Research Mid Cap Equity Fund	560,016	4,891,925	213,879	1,357,143	42,313,296
MFS Blended Research Small Cap Equity Fund	107,035	835,791	11,269	377,731	10,286,176
MFS Blended Research Value Equity Fund	328,831	2,951,105	190,937	778,358	25,484,939
MFS Commodity Strategy Fund	(2,106,387)	3,259,349	—	716,998	20,713,114
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Fund	$(2,431)	$20,944	$—	$89,385	$3,028,332
MFS Emerging Markets Debt Local Currency Fund	(3,796)	120,267	—	62,216	2,032,627
MFS Emerging Markets Equity Fund	206,493	763,914	—	14,966	3,859,664
MFS Global Bond Fund	(4,412)	76,870	—	21,707	2,019,306
MFS Global Real Estate Fund	(17,594)	548,094	270,884	627,172	19,713,450
MFS Growth Fund	1,699,307	3,632,251	677,652	—	25,787,833
MFS High Income Fund	(6,209)	(39,545)	—	162,242	5,035,372
MFS Inflation-Adjusted Bond Fund	(54,411)	(180,488)	—	258,274	13,375,287
MFS Institutional Money Market Portfolio	50	—	—	261	2
MFS International Growth Fund	448,021	2,037,598	170,190	232,710	14,214,696
MFS International New Discovery Fund	436,788	2,173,813	219,376	244,316	15,373,600
MFS International Value Fund	434,259	1,604,898	157,751	278,292	14,195,191
MFS Mid Cap Growth Fund	189,842	2,499,140	1,325,888	446,727	21,325,532
MFS Mid Cap Value Fund	159,265	1,687,257	491,554	338,717	21,180,623
MFS New Discovery Fund	78,919	409,338	338,388	146,674	5,169,649
MFS New Discovery Value Fund	63,894	283,273	150,151	149,895	5,117,920
MFS Research Fund	32,469	1,516,788	1,154,858	434,903	17,416,193
MFS Research International Fund	416,462	2,558,657	—	266,171	16,888,812
MFS Total Return Bond Fund	(42,435)	(27,562)	—	226,506	11,361,799
MFS Value Fund	232,625	2,752,328	727,073	428,366	25,585,829
	$5,312,648	$48,635,897	$6,646,286	$9,662,180	$434,831,863

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2045 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	390,110	$ 3,998,631
MFS Total Return Bond Fund - Class R6	376,873	3,998,620
		$ 7,997,251
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	99,163	$ 1,591,563
MFS Blended Research International Equity Fund - Class R6	1,346,601	17,465,412
MFS Emerging Markets Equity Fund - Class R6	39,974	1,591,779
MFS International Growth Fund - Class R6	158,679	5,579,169
MFS International New Discovery Fund - Class R6	170,536	6,366,123
MFS International Value Fund - Class R6	124,367	5,577,839
MFS Research International Fund - Class R6	315,568	6,355,541
		$ 44,527,426
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,302,580	$ 7,932,713
MFS Global Real Estate Fund - Class R6	514,613	8,017,671
		$ 15,950,384
U.S. Stock Funds – 56.8%
MFS Blended Research Core Equity Fund - Class R6	216,127	$ 6,343,335
MFS Blended Research Growth Equity Fund - Class R6	659,518	9,543,218
MFS Blended Research Mid Cap Equity Fund - Class R6	1,279,573	15,828,322
MFS Blended Research Small Cap Equity Fund - Class R6	296,186	3,948,155
MFS Blended Research Value Equity Fund - Class R6	700,567	9,471,668
MFS Growth Fund - Class R6	91,928	9,589,957
MFS Mid Cap Growth Fund - Class R6	437,051	7,949,959
MFS Mid Cap Value Fund - Class R6	322,992	7,919,771
MFS New Discovery Fund - Class R6	62,858	1,977,507
MFS New Discovery Value Fund - Class R6	124,188	1,974,583
MFS Research Fund - Class R6	142,866	6,348,961
MFS Value Fund - Class R6	223,478	9,493,350
		$ 90,388,786
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.44% (v)	345,432	$ 345,397
Total Investment Companies		$159,209,244
Other Assets, Less Liabilities – (0.0)%		(2,507)
Net Assets – 100.0%		$159,206,737
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $159,209,244.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$159,209,244	$—	$—	$159,209,244
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	206,868	55,879	(46,620)	216,127
MFS Blended Research Emerging Markets Equity Fund	103,726	27,974	(32,537)	99,163
MFS Blended Research Growth Equity Fund	672,463	149,465	(162,410)	659,518
MFS Blended Research International Equity Fund	1,342,334	351,096	(346,829)	1,346,601
MFS Blended Research Mid Cap Equity Fund	1,206,427	361,249	(288,103)	1,279,573
MFS Blended Research Small Cap Equity Fund	270,777	102,583	(77,174)	296,186
MFS Blended Research Value Equity Fund	660,589	194,946	(154,968)	700,567
MFS Commodity Strategy Fund	1,130,795	571,962	(400,177)	1,302,580
MFS Emerging Markets Equity Fund	42,688	9,693	(12,407)	39,974
MFS Global Real Estate Fund	430,027	203,718	(119,132)	514,613
MFS Growth Fund	94,321	22,122	(24,515)	91,928
MFS Inflation-Adjusted Bond Fund	314,181	161,122	(85,193)	390,110
MFS Institutional Money Market Portfolio	380,908	8,893,263	(8,928,739)	345,432
MFS International Growth Fund	158,661	42,300	(42,282)	158,679
MFS International New Discovery Fund	168,772	44,631	(42,867)	170,536
MFS International Value Fund	119,419	35,641	(30,693)	124,367
MFS Mid Cap Growth Fund	415,442	127,742	(106,133)	437,051
MFS Mid Cap Value Fund	291,588	102,081	(70,677)	322,992
MFS New Discovery Fund	57,792	21,177	(16,111)	62,858
MFS New Discovery Value Fund	109,639	45,716	(31,167)	124,188
MFS Research Fund	130,029	43,409	(30,572)	142,866
MFS Research International Fund	316,189	80,086	(80,707)	315,568
MFS Total Return Bond Fund	307,254	149,215	(79,596)	376,873
MFS Value Fund	209,127	62,983	(48,632)	223,478
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$38,750	$832,285	$121,812	$120,270	$6,343,335
MFS Blended Research Emerging Markets Equity Fund	15,309	325,353	13,679	64,867	1,591,563
MFS Blended Research Growth Equity Fund	133,872	1,754,716	44,800	100,824	9,543,218
MFS Blended Research International Equity Fund	60,246	2,739,893	26,643	489,115	17,465,412
MFS Blended Research Mid Cap Equity Fund	78,630	1,850,764	81,747	518,654	15,828,322
MFS Blended Research Small Cap Equity Fund	17,072	325,794	4,394	147,286	3,948,155
MFS Blended Research Value Equity Fund	64,190	1,103,306	72,698	296,354	9,471,668
MFS Commodity Strategy Fund	(414,326)	843,586	—	280,894	7,932,713
MFS Emerging Markets Equity Fund	36,792	339,638	—	6,259	1,591,779
MFS Global Real Estate Fund	(68,768)	245,336	110,799	256,530	8,017,671
MFS Growth Fund	87,808	1,800,798	257,843	—	9,589,957
MFS Inflation-Adjusted Bond Fund	(18,642)	(50,131)	—	76,728	3,998,631
MFS Institutional Money Market Portfolio	(61)	(21)	—	3,114	345,397
MFS International Growth Fund	43,573	863,030	67,551	92,366	5,579,169
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$52,969	$952,750	$91,568	$101,979	$6,366,123
MFS International Value Fund	22,317	719,223	62,661	110,542	5,577,839
MFS Mid Cap Growth Fund	(31,937)	945,695	506,792	170,751	7,949,959
MFS Mid Cap Value Fund	17,843	634,421	188,247	129,716	7,919,771
MFS New Discovery Fund	989	169,425	131,875	57,161	1,977,507
MFS New Discovery Value Fund	12,173	115,478	56,260	56,652	1,974,583
MFS Research Fund	(26,756)	539,463	431,494	162,495	6,348,961
MFS Research International Fund	55,300	1,005,693	—	101,722	6,355,541
MFS Total Return Bond Fund	(19,276)	(6,863)	—	76,695	3,998,620
MFS Value Fund	177,008	1,031,401	277,427	156,998	9,493,350
	$335,075	$19,081,033	$2,548,290	$3,577,972	$159,209,244

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2050 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	498,558	$ 5,110,217
MFS Total Return Bond Fund - Class R6	481,654	5,110,354
		$ 10,220,571
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	128,335	$ 2,059,769
MFS Blended Research International Equity Fund - Class R6	1,726,065	22,387,068
MFS Emerging Markets Equity Fund - Class R6	51,417	2,047,403
MFS International Growth Fund - Class R6	203,018	7,138,114
MFS International New Discovery Fund - Class R6	218,295	8,148,969
MFS International Value Fund - Class R6	158,971	7,129,868
MFS Research International Fund - Class R6	403,885	8,134,241
		$ 57,045,432
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,667,630	$ 10,155,865
MFS Global Real Estate Fund - Class R6	657,535	10,244,400
		$ 20,400,265
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	276,917	$ 8,127,516
MFS Blended Research Growth Equity Fund - Class R6	846,448	12,248,110
MFS Blended Research Mid Cap Equity Fund - Class R6	1,638,387	20,266,844
MFS Blended Research Small Cap Equity Fund - Class R6	379,078	5,053,111
MFS Blended Research Value Equity Fund - Class R6	897,758	12,137,682
MFS Growth Fund - Class R6	118,828	12,396,123
MFS Mid Cap Growth Fund - Class R6	561,947	10,221,809
MFS Mid Cap Value Fund - Class R6	413,738	10,144,862
MFS New Discovery Fund - Class R6	80,523	2,533,267
MFS New Discovery Value Fund - Class R6	158,812	2,525,109
MFS Research Fund - Class R6	183,053	8,134,874
MFS Value Fund - Class R6	286,386	12,165,663
		$ 115,954,970
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.44% (v)	312,769	$ 312,737
Total Investment Companies		$203,933,975
Other Assets, Less Liabilities – (0.0)%		(6,077)
Net Assets – 100.0%		$203,927,898
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $203,933,975.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$203,933,975	$—	$—	$203,933,975
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	252,783	61,302	(37,168)	276,917
MFS Blended Research Emerging Markets Equity Fund	126,309	32,461	(30,435)	128,335
MFS Blended Research Growth Equity Fund	821,379	157,417	(132,348)	846,448
MFS Blended Research International Equity Fund	1,623,156	374,441	(271,532)	1,726,065
MFS Blended Research Mid Cap Equity Fund	1,476,122	386,157	(223,892)	1,638,387
MFS Blended Research Small Cap Equity Fund	329,383	116,261	(66,566)	379,078
MFS Blended Research Value Equity Fund	809,100	226,291	(137,633)	897,758
MFS Commodity Strategy Fund	1,392,157	614,836	(339,363)	1,667,630
MFS Emerging Markets Equity Fund	51,834	10,362	(10,779)	51,417
MFS Global Real Estate Fund	529,491	217,541	(89,497)	657,535
MFS Growth Fund	114,815	23,648	(19,635)	118,828
MFS Inflation-Adjusted Bond Fund	386,035	176,497	(63,974)	498,558
MFS Institutional Money Market Portfolio	368,014	6,637,649	(6,692,894)	312,769
MFS International Growth Fund	191,563	43,613	(32,158)	203,018
MFS International New Discovery Fund	205,062	46,754	(33,521)	218,295
MFS International Value Fund	145,029	37,033	(23,091)	158,971
MFS Mid Cap Growth Fund	503,323	141,045	(82,421)	561,947
MFS Mid Cap Value Fund	357,106	115,597	(58,965)	413,738
MFS New Discovery Fund	70,139	23,149	(12,765)	80,523
MFS New Discovery Value Fund	134,227	53,146	(28,561)	158,812
MFS Research Fund	158,755	47,790	(23,492)	183,053
MFS Research International Fund	381,639	82,914	(60,668)	403,885
MFS Total Return Bond Fund	377,598	163,835	(59,779)	481,654
MFS Value Fund	255,410	69,449	(38,473)	286,386
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$6,740	$1,064,078	$143,836	$142,015	$8,127,516
MFS Blended Research Emerging Markets Equity Fund	4,900	419,676	16,099	76,337	2,059,769
MFS Blended Research Growth Equity Fund	49,863	2,263,285	52,779	118,783	12,248,110
MFS Blended Research International Equity Fund	(4,363)	3,473,980	31,401	576,454	22,387,068
MFS Blended Research Mid Cap Equity Fund	3,660	2,358,199	96,265	610,763	20,266,844
MFS Blended Research Small Cap Equity Fund	3,003	417,141	5,191	174,009	5,053,111
MFS Blended Research Value Equity Fund	18,193	1,408,748	85,547	348,735	12,137,682
MFS Commodity Strategy Fund	(471,825)	1,003,720	—	329,862	10,155,865
MFS Emerging Markets Equity Fund	14,904	447,859	—	7,378	2,047,403
MFS Global Real Estate Fund	(35,733)	255,647	130,366	301,832	10,244,400
MFS Growth Fund	17,284	2,317,838	303,021	—	12,396,123
MFS Inflation-Adjusted Bond Fund	(13,038)	(71,642)	—	92,283	5,110,217
MFS Institutional Money Market Portfolio	(125)	—	—	2,909	312,737
MFS International Growth Fund	8,276	1,102,666	79,568	108,798	7,138,114
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$11,690	$1,221,666	$107,920	$120,188	$8,148,969
MFS International Value Fund	474	909,078	73,786	130,168	7,129,868
MFS Mid Cap Growth Fund	(39,784)	1,196,102	595,224	200,547	10,221,809
MFS Mid Cap Value Fund	(1,475)	807,340	221,432	152,583	10,144,862
MFS New Discovery Fund	(2,060)	214,885	154,819	67,106	2,533,267
MFS New Discovery Value Fund	2,554	149,450	66,882	67,184	2,525,109
MFS Research Fund	(26,567)	680,938	507,204	191,006	8,134,874
MFS Research International Fund	12,679	1,289,128	—	119,957	8,134,241
MFS Total Return Bond Fund	(13,440)	(20,338)	—	92,262	5,110,354
MFS Value Fund	(2,833)	1,306,309	326,316	185,810	12,165,663
	$(457,023)	$24,215,753	$2,997,656	$4,216,969	$203,933,975

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2055 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	180,332	$ 1,848,402
MFS Total Return Bond Fund - Class R6	174,207	1,848,333
		$ 3,696,735
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	46,046	$ 739,042
MFS Blended Research International Equity Fund - Class R6	624,760	8,103,131
MFS Emerging Markets Equity Fund - Class R6	18,538	738,172
MFS International Growth Fund - Class R6	73,363	2,579,455
MFS International New Discovery Fund - Class R6	78,950	2,947,224
MFS International Value Fund - Class R6	57,512	2,579,422
MFS Research International Fund - Class R6	146,291	2,946,299
		$ 20,632,745
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	604,561	$ 3,681,778
MFS Global Real Estate Fund - Class R6	238,078	3,709,249
		$ 7,391,027
U.S. Stock Funds – 56.7%
MFS Blended Research Core Equity Fund - Class R6	100,380	$ 2,946,163
MFS Blended Research Growth Equity Fund - Class R6	305,524	4,420,930
MFS Blended Research Mid Cap Equity Fund - Class R6	595,251	7,363,254
MFS Blended Research Small Cap Equity Fund - Class R6	138,034	1,839,986
MFS Blended Research Value Equity Fund - Class R6	326,697	4,416,946
MFS Growth Fund - Class R6	42,434	4,426,675
MFS Mid Cap Growth Fund - Class R6	202,485	3,683,209
MFS Mid Cap Value Fund - Class R6	150,159	3,681,908
MFS New Discovery Fund - Class R6	29,251	920,245
MFS New Discovery Value Fund - Class R6	57,868	920,100
MFS Research Fund - Class R6	66,302	2,946,448
MFS Value Fund - Class R6	104,006	4,418,167
		$ 41,984,031
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.44% (v)	200,376	$ 200,356
Total Investment Companies		$73,904,894
Other Assets, Less Liabilities – 0.1%		65,607
Net Assets – 100.0%		$73,970,501
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $73,904,894.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,904,894	$—	$—	$73,904,894
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	72,073	39,474	(11,167)	100,380
MFS Blended Research Emerging Markets Equity Fund	36,166	17,805	(7,925)	46,046
MFS Blended Research Growth Equity Fund	234,028	109,579	(38,083)	305,524
MFS Blended Research International Equity Fund	467,422	231,350	(74,012)	624,760
MFS Blended Research Mid Cap Equity Fund	420,629	237,396	(62,774)	595,251
MFS Blended Research Small Cap Equity Fund	94,096	60,867	(16,929)	138,034
MFS Blended Research Value Equity Fund	230,442	133,701	(37,446)	326,697
MFS Commodity Strategy Fund	395,298	309,187	(99,924)	604,561
MFS Emerging Markets Equity Fund	14,847	6,663	(2,972)	18,538
MFS Global Real Estate Fund	149,916	115,925	(27,763)	238,078
MFS Growth Fund	32,797	15,607	(5,970)	42,434
MFS Inflation-Adjusted Bond Fund	109,651	90,088	(19,407)	180,332
MFS Institutional Money Market Portfolio	211,049	4,980,279	(4,990,952)	200,376
MFS International Growth Fund	55,244	27,679	(9,560)	73,363
MFS International New Discovery Fund	58,601	30,077	(9,728)	78,950
MFS International Value Fund	41,565	22,955	(7,008)	57,512
MFS Mid Cap Growth Fund	143,873	82,544	(23,932)	202,485
MFS Mid Cap Value Fund	101,707	64,205	(15,753)	150,159
MFS New Discovery Fund	20,028	12,757	(3,534)	29,251
MFS New Discovery Value Fund	38,253	26,594	(6,979)	57,868
MFS Research Fund	45,282	28,035	(7,015)	66,302
MFS Research International Fund	110,108	54,870	(18,687)	146,291
MFS Total Return Bond Fund	107,237	84,646	(17,676)	174,207
MFS Value Fund	72,879	42,465	(11,338)	104,006
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(1,232)	$355,449	$49,553	$48,925	$2,946,163
MFS Blended Research Emerging Markets Equity Fund	(1,330)	139,526	5,585	26,485	739,042
MFS Blended Research Growth Equity Fund	2,028	763,937	18,300	41,186	4,420,930
MFS Blended Research International Equity Fund	(8,560)	1,136,461	10,859	199,344	8,103,131
MFS Blended Research Mid Cap Equity Fund	(7,991)	775,157	33,423	212,059	7,363,254
MFS Blended Research Small Cap Equity Fund	(2,580)	139,964	1,805	60,503	1,839,986
MFS Blended Research Value Equity Fund	(688)	469,532	29,685	121,009	4,416,946
MFS Commodity Strategy Fund	(27,931)	213,806	—	114,504	3,681,778
MFS Emerging Markets Equity Fund	1,988	150,393	—	2,544	738,172
MFS Global Real Estate Fund	(20,566)	81,100	45,270	104,812	3,709,249
MFS Growth Fund	(3,108)	771,456	105,108	—	4,426,675
MFS Inflation-Adjusted Bond Fund	(4,834)	(22,862)	—	30,834	1,848,402
MFS Institutional Money Market Portfolio	(18)	(21)	—	2,046	200,356
MFS International Growth Fund	(1,247)	357,147	27,542	37,661	2,579,455
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(212)	$402,654	$37,370	$41,618	$2,947,224
MFS International Value Fund	(2,963)	293,757	25,548	45,069	2,579,422
MFS Mid Cap Growth Fund	(24,728)	390,314	206,491	69,573	3,683,209
MFS Mid Cap Value Fund	(4,038)	266,706	76,920	53,003	3,681,908
MFS New Discovery Fund	(4,607)	71,976	53,762	23,303	920,245
MFS New Discovery Value Fund	(923)	50,573	22,268	22,563	920,100
MFS Research Fund	(17,169)	223,341	176,117	66,323	2,946,448
MFS Research International Fund	1,461	422,618	—	41,459	2,946,299
MFS Total Return Bond Fund	(3,495)	(9,960)	—	30,060	1,848,333
MFS Value Fund	(5,102)	429,924	113,900	61,994	4,418,167
	$(137,845)	$7,872,948	$1,039,506	$1,456,877	$73,904,894

4

Quarterly Report
January 31, 2018
MFS®  Lifetime®  2060 Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	6,797	$ 69,667
MFS Total Return Bond Fund - Class R6	6,565	69,660
		$ 139,327
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	1,745	$ 28,000
MFS Blended Research International Equity Fund - Class R6	23,601	306,100
MFS Emerging Markets Equity Fund - Class R6	702	27,945
MFS International Growth Fund - Class R6	2,770	97,409
MFS International New Discovery Fund - Class R6	2,982	111,322
MFS International Value Fund - Class R6	2,171	97,386
MFS Research International Fund - Class R6	5,526	111,290
		$ 779,452
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	22,834	$ 139,061
MFS Global Real Estate Fund - Class R6	9,000	140,225
		$ 279,286
U.S. Stock Funds – 56.7%
MFS Blended Research Core Equity Fund - Class R6	3,792	$ 111,303
MFS Blended Research Growth Equity Fund - Class R6	11,541	166,993
MFS Blended Research Mid Cap Equity Fund - Class R6	22,489	278,183
MFS Blended Research Small Cap Equity Fund - Class R6	5,215	69,519
MFS Blended Research Value Equity Fund - Class R6	12,344	166,896
MFS Growth Fund - Class R6	1,604	167,280
MFS Mid Cap Growth Fund - Class R6	7,649	139,132
MFS Mid Cap Value Fund - Class R6	5,673	139,099
MFS New Discovery Fund - Class R6	1,105	34,767
MFS New Discovery Value Fund - Class R6	2,186	34,763
MFS Research Fund - Class R6	2,505	111,304
MFS Value Fund - Class R6	3,929	166,925
		$ 1,586,164
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.44% (v)	12,514	$ 12,513
Total Investment Companies		$2,796,742
Other Assets, Less Liabilities – 0.1%		2,938
Net Assets – 100.0%		$2,799,680
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $2,796,742.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,796,742	$—	$—	$2,796,742
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	1,619	2,966	(793)	3,792
MFS Blended Research Emerging Markets Equity Fund	814	1,343	(412)	1,745
MFS Blended Research Growth Equity Fund	5,261	8,763	(2,483)	11,541
MFS Blended Research International Equity Fund	10,520	18,251	(5,170)	23,601
MFS Blended Research Mid Cap Equity Fund	9,443	17,574	(4,528)	22,489
MFS Blended Research Small Cap Equity Fund	2,112	4,170	(1,067)	5,215
MFS Blended Research Value Equity Fund	5,168	9,838	(2,662)	12,344
MFS Commodity Strategy Fund	8,838	19,265	(5,269)	22,834
MFS Emerging Markets Equity Fund	335	533	(166)	702
MFS Global Real Estate Fund	3,347	7,307	(1,654)	9,000
MFS Growth Fund	739	1,218	(353)	1,604
MFS Inflation-Adjusted Bond Fund	2,458	5,610	(1,271)	6,797
MFS Institutional Money Market Portfolio	8,159	246,749	(242,394)	12,514
MFS International Growth Fund	1,242	2,150	(622)	2,770
MFS International New Discovery Fund	1,320	2,324	(662)	2,982
MFS International Value Fund	935	1,706	(470)	2,171
MFS Mid Cap Growth Fund	3,238	6,019	(1,608)	7,649
MFS Mid Cap Value Fund	2,282	4,553	(1,162)	5,673
MFS New Discovery Fund	450	880	(225)	1,105
MFS New Discovery Value Fund	858	1,786	(458)	2,186
MFS Research Fund	1,018	1,971	(484)	2,505
MFS Research International Fund	2,479	4,306	(1,259)	5,526
MFS Total Return Bond Fund	2,404	5,363	(1,202)	6,565
MFS Value Fund	1,637	3,158	(866)	3,929
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(88)	$10,296	$1,455	$1,436	$111,303
MFS Blended Research Emerging Markets Equity Fund	(10)	3,950	160	761	28,000
MFS Blended Research Growth Equity Fund	10	22,205	525	1,181	166,993
MFS Blended Research International Equity Fund	(19)	31,905	318	5,831	306,100
MFS Blended Research Mid Cap Equity Fund	(128)	21,627	959	6,082	278,183
MFS Blended Research Small Cap Equity Fund	(70)	3,744	52	1,732	69,519
MFS Blended Research Value Equity Fund	(15)	13,049	852	3,474	166,896
MFS Commodity Strategy Fund	(1,510)	7,119	—	3,363	139,061
MFS Emerging Markets Equity Fund	5	4,319	—	75	27,945
MFS Global Real Estate Fund	(564)	1,836	1,299	3,009	140,225
MFS Growth Fund	99	22,755	3,018	—	167,280
MFS Inflation-Adjusted Bond Fund	(70)	(776)	—	860	69,667
MFS Institutional Money Market Portfolio	—	(1)	—	86	12,513
MFS International Growth Fund	113	9,714	806	1,103	97,409

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$32	$11,276	$1,096	$1,221	$111,322
MFS International Value Fund	77	7,988	748	1,321	97,386
MFS Mid Cap Growth Fund	(236)	10,750	6,060	2,041	139,132
MFS Mid Cap Value Fund	(26)	7,531	2,207	1,521	139,099
MFS New Discovery Fund	(100)	1,889	1,576	683	34,767
MFS New Discovery Value Fund	(38)	1,329	594	616	34,763
MFS Research Fund	(14)	6,012	5,060	1,906	111,304
MFS Research International Fund	147	11,921	—	1,218	111,290
MFS Total Return Bond Fund	(21)	(534)	—	809	69,660
MFS Value Fund	81	12,256	3,248	1,655	166,925
	$(2,345)	$222,160	$30,033	$41,984	$2,796,742

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.